Income Taxes - Schedule of Income Tax Provision Computed at Federal Statutory Corporate Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected provision at Federal statutory tax rate			21.00%	21.00%
State tax expense, net of Federal benefit			3.17%
Change in valuation allowance			(23.35%)	(20.98%)
Permanent difference			(0.73%)	(0.02%)
Other			(0.24%)
Total	0.00%	0.00%	(0.15%)	0.00%